UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2008

Legg Mason Partners
Variable Adjustable Rate
Income Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	17

Statement of operations	18

Statements of changes in net assets	19

Financial highlights	20

Notes to financial statements	21

Board approval of management and subadvisory agreements	33

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month reporting period ended April 30, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its preliminary estimate for first quarter 2008 GDP growth was a modest 0.9%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S. could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first four months of 2008—the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the reporting period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of April 30, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the

Legg Mason Partners Variable Adjustable Rate Income Portfolio   I

Letter from the chairman continued

maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended April 30, 2008, two-year Treasury yields fell from 3.94% to 2.29%. Over the same time frame, 10-year Treasury yields fell from 4.48% to 3.77%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 4.08%.

Increased investor risk aversion in November 2007 and again in the first quarter of 2008 caused the high-yield bond market to produce weak results over the six-month period ended April 30, 2008. During that period, the Citigroup High Yield Market Indexvi returned -0.62%. While high-yield bond prices rallied in April 2008, several flights to quality dragged down the sector, although default rates continued to be low.

Performance review
For the six months ended April 30, 2008, Legg Mason Partners Variable Adjustable Rate Income Portfolio1 returned -5.81%. The Portfolio’s unmanaged benchmark, the Citigroup 6-Month U.S. Treasury Bill Indexvii, returned 1.84% for the same period. The Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average2 returned 1.24% over the same time frame.
1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 38 funds in the Portfolio’s Lipper category.

II   Legg Mason Partners Variable Adjustable Rate Income Portfolio

PERFORMANCE SNAPSHOT as of April 30, 2008 (unaudited)

6 MONTHS

Variable Adjustable Rate Income Portfolio[1]	-5.81%

Citigroup 6-Month U.S. Treasury Bill Index	1.84%

Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average[2]	1.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yield for the period ended April 30, 2008 was 3.99%. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield would have been 3.72%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated February 28, 2008, as supplemented June 6, 2008, the gross total operating expenses were 1.40%.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%. This expense limitation may be reduced or terminated at any time.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.
1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 38 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Adjustable Rate Income Portfolio   III

Letter from the chairman continued

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 6, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Portfolio is subject to fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. Adjustable rate securities are subject to additional risks. The Portfolio may invest in high-yield bonds which are rated below investment grade and carry more risk than higher-rated securities. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vii	The Citigroup 6-Month U.S. Treasury Bill Index performance is an average of the last six 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.

IV   Legg Mason Partners Variable Adjustable Rate Income Portfolio

Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — April 30, 2008

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2007 and held for the six months ended April 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
(5.81)%	$1,000.00	$941.90	0.99%	$4.78

[1]	For the six months ended April 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,019.94	0.99%	$4.97

[1]	For the six months ended April 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report   3

Schedule of investments (unaudited)
April 30, 2008

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8%

	Banc of America Mortgage Securities Inc.:
$16,044	7.157% due 7/25/33(a)(b)	$16,190

14,875	6.812% due 2/25/34(a)(b)	15,016

135,328	4.112% due 6/25/34(a)(b)	134,851

113,323	4.454% due 2/25/35(a)(b)	107,457

39,983	Bear Stearns Alternate-A Trust, 3.315% due 11/25/34(a)(b)	35,118

	Bear Stearns ARM Trust:
78,722	6.692% due 2/25/35(a)(b)	76,754

272,596	5.102% due 8/25/35(a)(b)	245,511

214,916	Bear Stearns Asset-Backed Securities Inc.,
	3.495% due 10/25/33(a)(b)	199,023

194,745	Bear Stearns Second Lien Trust, 3.115% due 12/25/36(a)(b)(c)	140,216

	Countrywide Alternative Loan Trust:
182,999	3.030% due 7/20/35(a)(b)	148,792

456,107	3.225% due 11/20/35(a)(b)	373,863

219,248	3.165% due 1/25/36(a)(b)	179,020

197,035	2.849% due 6/25/37(a)(b)	155,253

220,558	3.105% due 6/25/46(a)(b)	183,835

286,333	3.085% due 9/25/46(a)(b)	216,932

452,451	3.055% due 2/25/47(a)(b)	353,789

	Countrywide Home Loan Mortgage Pass-Through Trust:
77,937	3.395% due 12/25/17(a)(b)	74,198

36,556	5.981% due 6/19/31(a)(b)	36,514

211,860	Countrywide Home Loans, 3.145% due 3/25/36(a)(b)	165,494

280,366	Deutsche Mortgage Securities Inc., 3.345% due 6/25/34(a)(b)	257,615

	Federal National Mortgage Association (FNMA):
122,278	3.195% due 10/25/35(a)(b)	120,321

	Grantor Trust:
223,265	5.830% due 10/25/40(a)(b)	213,367

88,181	6.133% due 3/25/42(a)(b)	84,452

	REMIC Trust:
125,154	4.980% due 3/25/27(a)(b)	120,238

31,493	3.195% due 1/25/34(a)(b)	31,010

192,299	PAC, 3.295% due 8/25/33(a)(b)	189,428

	Whole Loan:
55,633	3.245% due 9/25/42(a)(b)	53,446

57,601	6.162% due 1/25/43(a)(b)	57,853

172,262	First Horizon Alternative Mortgage Securities,
	5.941% due 2/25/36(a)(b)	176,427

See Notes to Financial Statements.

4 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Harborview Mortgage Loan Trust:
$378,008	3.130% due 9/19/35(a)(b)	$312,587

253,788	3.570% due 2/19/36(a)(b)	203,562

447,389	2.950% due 3/19/38(a)(b)	350,147

357,911	3.000% due 3/19/38(a)(b)	228,337

357,911	2.970% due 3/19/38(a)(b)	257,030

154,548	2.980% due 11/19/46(a)(b)	116,433

	IMPAC CMB Trust:
31,823	3.895% due 10/25/33(a)(b)	30,763

259,619	3.155% due 11/25/33(a)(b)	200,017

83,493	IMPAC Secured Assets Corp., 3.295% due 11/25/34(a)(b)	63,125

265,917	Indymac Index Mortgage Loan Trust, 5.386% due 10/25/35(a)(b)	205,917

64,145	Lehman Structured Securities Corp., 3.226% due 9/26/45(a)(c)	61,879

281,258	Lehman XS Trust, 3.155% due 2/25/46(a)	219,081

185,206	MASTR Alternative Loans Trust, PAC, 3.295% due 11/25/33(a)(b)	170,645

31,391	MASTR ARM Trust, 7.088% due 12/25/33(a)	28,015

173,563	Merrill Lynch Mortgage Investors Inc., 4.489% due 2/25/35(a)(b)	164,974

171,456	New York Mortgage Trust Inc., 3.225% due 8/25/35(a)(b)	149,432

400,000	Residential Accredit Loans Inc., 3.100% due 9/25/46(a)(d)	273,856

	Residential Asset Securitization Trust, PAC:
58,491	3.345% due 11/25/33(a)	51,037

206,259	3.295% due 5/25/34(a)(b)	174,760

120,839	3.245% due 8/25/34(a)(b)	118,904

69,669	Residential Funding Mortgage Securities I Trust,
	3.295% due 6/25/33(a)	65,492

	Sequoia Mortgage Trust:
7,334	6.315% due 9/20/32(a)	6,542

168,788	3.460% due 6/20/33(a)	156,502

	Structured ARM Loan Trust:
8,540	3.205% due 2/25/34(a)	8,096

17,392	3.165% due 6/25/34(a)	16,257

19,749	5.893% due 11/25/34(a)	17,981

	Structured Asset Mortgage Investments Inc.:
71,439	3.170% due 12/19/33(a)	60,556

33,905	7.373% due 8/25/35(a)	32,210

115,256	3.275% due 12/27/35(a)	72,676

115,256	6.894% due 12/27/35(a)	96,506

321,670	3.085% due 7/25/46(a)(b)	218,732

153,369	3.095% due 9/25/47(a)(b)	142,346

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 5

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Structured Asset Securities Corp.:
$46,280	3.895% due 3/25/28(a)	$39,925

87,057	3.835% due 8/25/28(a)	75,545

27,277	6.397% due 5/25/32(a)	27,220

69,732	7.194% due 8/25/32(a)	69,651

25,633	3.395% due 4/25/33(a)	22,777

77,305	3.295% due 9/25/33(a)(c)	70,165

114,973	6.339% due 6/25/35(a)(c)	104,425

	Thornburg Mortgage Securities Trust:
24,048	3.345% due 3/25/44(a)(b)	23,590

236,412	3.145% due 7/25/45(a)(b)	235,020

143,654	3.165% due 10/25/45(a)(b)	142,262

191,779	Wachovia Mortgage Loan Trust LLC, 5.480% due 8/20/35(a)(b)	181,980

	Washington Mutual Alternative Mortgage Pass-Through Certificates:
191,050	5.296% due 5/25/46(a)(b)	148,362

396,659	5.286% due 8/25/46(a)(b)	295,635

	Washington Mutual Inc.:
173,434	3.295% due 7/25/18(a)(b)	172,266

142,322	5.940% due 9/25/36(a)(b)(d)	127,055

58,032	5.726% due 4/25/44(a)(b)	46,025

250,464	3.215% due 8/25/45(a)(b)(d)	192,081

176,033	3.165% due 12/25/45(a)(b)	145,699

71,647	Washington Mutual Mortgage Pass-Through Certificates,
	7.117% due 11/25/30(a)(b)	68,516

	Wells Fargo Mortgage Backed Securities Trust:
147,179	4.590% due 11/25/34(a)(b)	145,945

295,176	PAC, 3.295% due 5/25/33(a)(b)	274,171

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $13,118,911)	11,044,695

ASSET-BACKED SECURITIES — 19.2%
	Automobiles — 1.7%
450,000	AmeriCredit Automobile Receivables Trust,
	2.821% due 5/6/12(a)(b)	433,192

111,561	Capital One Auto Finance Trust, 2.826% due 8/15/11(a)(b)	107,251

	Total Automobiles	540,443

See Notes to Financial Statements.

6 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Automobiles — 1.7% continued
	Diversified Financial Services — 0.6%
	Business Loan Express:
$123,833	3.545% due 6/25/28(a)(b)(c)	$124,105

46,046	3.666% due 5/15/29(a)(b)(c)	41,053

33,301	3.695% due 1/25/32(a)(b)(c)	33,563

	Total Diversified Financial Services	198,721
	Home Equity — 16.2%
9,537	Ameriquest Mortgage Securities Inc., 3.265% due 9/25/34(a)(b)	9,345

51,175	Argent Securities Inc., 3.285% due 10/25/34(a)(b)	44,813

70,422	Asset-Backed Securities Corp., Home Equity Loan Trust,
	3.256% due 11/15/31(a)(b)	63,822

1,014,608	Bear Stearns Asset-Backed Securities I Trust,
	3.295% due 9/25/34(a)(b)	944,610

	Bear Stearns Asset-Backed Securities Inc.:
51,521	3.375% due 10/25/33(a)(b)	45,651

214,567	3.345% due 12/25/33(a)(b)	161,496

190,008	3.395% due 11/25/42(a)(b)	171,999

87,027	CDC Mortgage Capital Trust, 3.515% due 1/25/33(a)(b)	76,208

28,667	Cendant Mortgage Corp., 3.445% due 7/25/43(a)(b)(c)	28,263

90,990	Centex Home Equity, 3.165% due 10/25/35(a)(b)	81,925

	Countrywide Asset-Backed Certificates:
217,062	3.345% due 11/25/34(a)(b)	191,933

203,636	3.225% due 7/25/36(a)(b)(c)(d)	153,645

154,055	3.245% due 11/25/36(a)(b)(c)(d)	119,417

82,462	Countrywide Home Equity Loan Trust, 3.005% due 12/15/33(a)(b)	70,592

109,477	EMC Mortgage Loan Trust, 3.445% due 3/25/31(a)(b)(c)	87,647

3,041	First Franklin Mortgage Loan Trust, 3.815% due 8/25/32(a)(b)	3,040

90,695	GMAC Mortgage Corp. Loan Trust, 3.105% due 11/25/36(a)(b)	52,846

190,520	GSAMP Trust, 3.195% due 5/25/36(a)(b)(c)(d)	150,048

199,175	IXIS Real Estate Capital Trust, 3.265% due 12/25/35(a)(b)	195,574

321,546	Lehman XS Trust, 3.135% due 11/25/46(a)(b)	205,441

205,916	Merrill Lynch Mortgage Investors Trust, 3.175% due 1/25/47(a)(b)	198,534

390,000	New Century Home Equity Loan Trust, 3.515% due 8/25/34(a)(b)	314,983

393,837	Option One Mortgage Loan Trust, 3.735% due 2/25/33(a)(b)	328,774

	RAAC:
198,033	3.165% due 5/25/36(a)(b)(c)	177,213

182,913	3.145% due 2/25/37(a)(b)(c)	164,879

303,395	3.185% due 1/25/46(a)(b)(c)	278,642

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 7

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Home Equity — 16.2% continued

	Renaissance Home Equity Loan Trust:
$135,432	3.335% due 8/25/33(a)	$119,070

199,254	3.395% due 12/25/33(a)	178,052

82,749	Residential Asset Securities Corp., 3.099% due 7/25/32(a)	76,354

	SACO I Trust:
93,874	2.879% due 11/25/20(a)	81,167

5,607	3.095% due 4/25/35(a)(c)	4,329

33,407	3.155% due 9/25/35(a)	27,209

173,683	3.045% due 4/25/36(a)	93,804

171,442	3.155% due 6/25/36(a)	104,712

21,374	Saxon Asset Securities Trust, 3.395% due 3/25/32(a)	20,751

12,191	Soundview Home Equity Loan Trust, 3.345% due 8/25/31(a)	12,048

4,045	Specialty Underwriting & Residential Finance Trust,
	3.575% due 1/25/34(a)	3,873

52,865	Structured Asset Investment Loan Trust,
	3.575% due 1/25/33(a)	48,158

232,609	Truman Capital Mortgage Loan Trust,
	3.325% due 3/25/37(a)(b)(c)(d)	182,572

38,613	Wachovia Asset Securitization Inc., 3.185% due 3/25/33(a)(b)	30,401

	Total Home Equity	5,303,840
	Other — 0.2%
55,785	Lehman XS Trust, 3.045% due 8/25/35(a)	54,115
	Student Loan — 0.5%
183,185	Carrington Mortgage Loan Trust, 3.215% due 10/25/35(a)(b)	178,594

	TOTAL ASSET-BACKED SECURITIES (Cost — $7,212,749)	6,275,713
CORPORATE BONDS & NOTES — 10.9%
	Aerospace & Defense — 0.0%
10,000	Hawker Beechcraft Acquisition Co., Senior Subordinated Notes,
	9.750% due 4/1/17(b)	10,600
	Airlines — 0.0%
10,000	DAE Aviation Holdings Inc., Senior Notes,
	11.250% due 8/1/15(b)(c)	10,212
	Auto Components — 0.1%
20,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10(b)	17,700
	Automobiles — 0.6%

200,000	DaimlerChrysler NA, Holding Corp., 3.562% due 8/3/09(a)(b)	197,108

See Notes to Financial Statements.

8 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Building Products — 0.1%
$20,000	Associated Materials Inc., Senior Discount Notes, step bond to yield
	17.016% due 3/1/14(b)	$14,400
	Capital Markets — 0.5%
200,000	Kaupthing Bank HF, Notes, 5.750% due 10/4/11(c)	176,607
	Chemicals — 0.0%
5,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14(b)	4,250
	Commercial Banks — 2.5%
200,000	Glitnir Banki HF, Bond, 3.204% due 1/18/12(a)(b)(c)	141,120

	HSBC Bank PLC:
20,000	8.570% due 8/20/12(a)	17,880

	Medium-Term Notes:
200,000	5.648% due 7/20/12(a)(b)(c)	161,500

20,000	8.320% due 8/20/12(a)(b)	17,710

200,000	Landsbanki Islands HF, Senior Notes, 3.793% due 8/25/09(a)(c)	182,375

100,000	Russian Agricultural Bank, Loan Participation Notes,
	6.299% due 5/15/17(c)	93,375

100,000	TuranAlem Finance BV, Bonds, 4.283% due 1/22/09(a)(b)(c)	93,625

100,000	VTB Capital SA, 4.812% due 11/2/09(a)(b)(c)(d)	97,168

	Total Commercial Banks	804,753
	Commercial Services & Supplies — 0.0%
5,000	Allied Security Escrow Corp., Senior Subordinated Notes,
	11.375% due 7/15/11(b)	4,325

10,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	9,000

	Total Commercial Services & Supplies	13,325
	Containers & Packaging — 0.1%
5,000	Graham Packaging Co. Inc., 8.500% due 10/15/12(b)	4,925

10,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(b)(c)	9,425

	Total Containers & Packaging	14,350
	Diversified Financial Services — 1.0%
10,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.701% due 10/1/12	7,850

177,000	JPMorgan Chase Bank N.A., Medium-Term Notes,
	7.293% due 2/11/11(a)(d)	176,026

200,000	Residential Capital LLC, Senior Notes, 5.816% due 4/17/09(a)	134,000

	Total Diversified Financial Services	317,876

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 9

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 1.0% continued
	Diversified Telecommunication Services — 0.9%
	Citizens Communications Co.:
$5,000	7.050% due 10/1/46(b)	$3,600

10,000	Senior Notes, 7.875% due 1/15/27(b)	8,925

25,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	25,469

5,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	4,575

5,000	Nordic Telephone Co. Holdings, Senior Secured Bonds,
	8.875% due 5/1/16(b)(c)	5,137

20,000	Qwest Communications International Inc., Senior Notes,
	6.565% due 2/15/09(a)(b)	20,100

20,000	Qwest Corp., Notes, 6.050% due 6/15/13(a)(b)	19,250

200,000	Telecom Italia Capital, 3.344% due 7/18/11(a)(b)	184,874

15,000	Windstream Corp., 8.125% due 8/1/13	15,600

	Total Diversified Telecommunication Services	287,530
	Electric Utilities — 0.1%
40,000	Texas Competitive Electric Holding Co. LLC, Senior Notes,
	10.500% due 11/1/16(b)(c)(e)	41,150
	Energy Equipment & Services — 0.0%
5,000	Complete Production Services Inc., Senior Notes,
	8.000% due 12/15/16(b)	5,037
	Health Care Providers & Services — 0.5%
10,000	Community Health Systems Inc., Senior Notes,
	8.875% due 7/15/15(b)	10,450

5,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15(b)	5,038

93,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16(b)(e)	100,091

30,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14(b)	30,825

5,000	US Oncology Holdings Inc., Senior Notes,
	7.949% due 3/15/12(a)(b)(e)	4,050

	Total Health Care Providers & Services	150,454
	Hotels, Restaurants & Leisure — 0.2%
5,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(f)	150

5,000	MGM MIRAGE Inc., Senior Notes, 7.500% due 6/1/16	4,550

50,000	Station Casinos Inc., Senior Notes, 6.000% due 4/1/12	42,437

	Total Hotels, Restaurants & Leisure	47,137
	Independent Power Producers & Energy Traders — 0.7%
40,000	AES Corp., Senior Notes, 7.750% due 10/15/15(b)	41,500

15,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19(b)	15,000

See Notes to Financial Statements.

10 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 0.7% continued

$20,000	Edison Mission Energy, Senior Notes, 7.625% due 5/15/27(b)	$19,575

120,000	Energy Future Holdings, Senior Notes,
	11.250% due 11/1/17(b)(c)(e)	126,300

10,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17(b)	10,325

	Total Independent Power Producers & Energy Traders	212,700
	IT Services — 0.0%
10,000	SunGard Data Systems Inc., Senior Subordinated Notes,
	10.250% due 8/15/15(b)	10,675
	Machinery — 0.0%
10,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14(b)	10,250
	Media — 0.8%
5,000	Affinion Group Inc., Senior Subordinated Notes,
	11.500% due 10/15/15(b)	4,931

15,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes,
	11.000% due 10/1/15(b)	11,738

20,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14(b)	19,600

5,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16(b)	3,275

10,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17(b)(c)	6,500

200,000	Viacom Inc., Senior Notes, 3.150% due 6/16/09(a)(b)	197,277

	Total Media	243,321
	Metals & Mining — 0.1%
10,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes,
	8.375% due 4/1/17(b)	11,075

5,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(c)	4,975

	Total Metals & Mining	16,050
	Multiline Retail — 0.0%
5,000	Dollar General Corp., Senior Subordinated Notes,
	11.875% due 7/15/17(b)(e)	4,625

5,000	Neiman Marcus Group Inc., Senior Subordinated Notes,
	10.375% due 10/15/15(b)	5,275

	Total Multiline Retail	9,900
	Oil, Gas & Consumable Fuels — 2.1%
200,000	Anadarko Petroleum Corp., Senior Notes, 3.200% due 9/15/09(a)(b)	196,643

5,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12(b)	5,150

20,000	Chesapeake Energy Corp., 7.750% due 1/15/15(b)	20,750

10,000	Enterprise Products Operating LP, Subordinated Notes,
	7.034% due 1/15/68(a)(b)	8,752

5,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11(b)	5,000

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 11

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 2.1% continued

$40,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14(b)	$41,500

5,000	Overseas Shipholding Group Inc., 8.250% due 3/15/13(b)	5,219

410,000	Pemex Project Funding Master Trust, Senior Notes,
	3.676% due 12/3/12(a)(b)(c)	393,703

	Williams Cos. Inc., Notes:
10,000	6.489% due 5/1/09(a)(c)	10,150

10,000	8.750% due 3/15/32	11,875

	Total Oil, Gas & Consumable Fuels	698,742
	Paper & Forest Products — 0.0%
5,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11(b)	4,900

5,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	4,500

	Total Paper & Forest Products	9,400
	Pharmaceuticals — 0.0%
10,000	Leiner Health Products Inc., Senior Subordinated Notes,
	11.000% due 6/1/12(f)(g)	38
	Real Estate Management & Development — 0.0%
10,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	5,500
	Road & Rail — 0.0%
10,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16(b)	10,112
	Textiles, Apparel & Luxury Goods — 0.0%
3,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11(b)	2,873
	Trading Companies & Distributors — 0.0%
5,000	H&E Equipment Services Inc., Senior Notes,
	8.375% due 7/15/16(b)	4,375

10,000	Penhall International Corp., Senior Secured Notes,
	12.000% due 8/1/14(b)(c)	7,700

	Total Trading Companies & Distributors	12,075
	Transportation Infrastructure — 0.0%
10,000	Swift Transportation Co. Senior Secured Notes,
	10.815% due 5/15/15(a)(b)(c)	3,350
	Wireless Telecommunication Services — 0.6%
200,000	Vodafone Group PLC, 3.369% due 2/27/12(a)(b)	189,183

	TOTAL CORPORATE BONDS & NOTES (Cost — $3,868,384)	3,546,658

COLLATERALIZED SENIOR LOANS — 9.6%

496,203	Cablevision Systems Corp., Term Loan B,
	4.477% due 3/30/13(a)(b)(e)	479,146

498,750	Charter Communications, Term Loan B, 4.900% due 3/15/14(b)(e)	441,809

See Notes to Financial Statements.

12 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
$496,193	Georgia-Pacific Corp., Term Loan, 4.860% due 12/23/13(a)(b)(e)	$476,733

487,127	Health Management Association, Term Loan B,
	4.446% due 1/16/14(a)(b)(e)	450,766

496,231	Idearc Inc., Term Loan B, 4.707% due 11/1/14(a)(b)(e)	410,631

500,000	Neiman Marcus Group Inc., Term Loan B,
	4.758% due 3/13/13(a)(b)(e)	478,646

425,014	NRG Energy Inc., Term Loan, 4.196% due 2/1/13(b)(e)	408,704

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $3,266,810)	3,146,435

MORTGAGE-BACKED SECURITIES — 13.9%
	FHLMC — 0.5%
144,318	Federal Home Loan Mortgage Corp. (FHLMC),
	6.407% due 1/1/27(a)(b)	145,984
	FNMA — 13.4%
	Federal National Mortgage Association (FNMA):
409,990	5.171% due 9/1/35(a)(b)	417,597

3,800,000	5.000% due 5/13/38(h)	3,732,907

100,000	5.500% due 5/13/38(h)	100,547

134,363	5.221% due 5/1/42(a)(b)	135,071

	TOTAL FNMA	4,386,122

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,551,141)	4,532,106

SOVEREIGN BOND — 0.7%
	Russia — 0.7%
193,060	Russian Federation, 7.500% due 3/31/30(b)(c) (Cost — $218,533)	222,019

U.S. GOVERNMENT AGENCIES — 11.8%
130,000	Federal Home Loan Bank (FHLB), Bonds,
	2.737% due 1/28/09(a)(b)(i)	129,928

	Federal Home Loan Mortgage Corp. (FHLMC):

	One Year CMT ARM:
99,893	6.544% due 2/1/23(a)(b)	101,455

220,862	6.382% due 4/1/26(a)(b)	223,703

44,021	6.832% due 7/1/29(a)(b)	44,336

60,000	6.787% due 8/1/30(a)(b)	60,536

30,930	6.934% due 10/1/33(a)(b)	31,346

240,677	One Year LIBOR, 4.090% due 5/1/33(a)(b)	239,956

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 13

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
	Federal National Mortgage Association (FNMA):
$161,816	12.000% due 4/1/16(b)	$188,961

	One Year CMT ARM:
150,368	5.615% due 8/1/15(a)(b)	151,909

133,768	5.412% due 4/1/20(a)(b)	134,466

185,865	6.813% due 11/1/25(a)(b)	186,936

228,615	6.653% due 1/1/26(a)(b)	233,026

267,563	6.512% due 7/1/26(a)(b)	274,881

151,541	6.335% due 5/1/28(a)(b)	151,891

72,044	6.585% due 5/1/28(a)(b)	73,230

121,973	6.653% due 9/1/30(a)(b)	123,312

34,156	6.695% due 9/1/32(a)(b)	34,845

15,752	6.040% due 1/1/33(a)(b)	15,972

32,967	6.134% due 2/1/33(a)(b)	33,482

42,663	4.274% due 5/1/33(a)(b)	43,085

127,530	3.648% due 9/1/33(a)(b)	128,595

	One Year LIBOR:
8,348	6.383% due 1/1/33(a)(b)	8,361

120,163	4.036% due 7/1/33(a)(b)	121,363

77,485	4.044% due 10/1/33(a)(b)	77,176

189,164	4.694% due 10/1/34(a)(b)	191,528

	Six Month LIBOR:
104,634	4.225% due 4/1/33(a)(b)	104,999

47,666	4.575% due 5/1/33(a)(b)	48,424

23,482	4.445% due 6/1/33(a)(b)	23,763

268,561	4.502% due 10/1/34(a)(b)	276,445

	Government National Mortgage Association (GNMA) II, One Year CMT ARM:

67,703	6.375% due 5/20/26(a)(b)	68,572

27,406	6.375% due 5/20/32(a)(b)	27,695

137,428	6.000% due 1/20/35(a)(b)	138,995

160,935	4.000% due 2/20/35(a)(b)	160,405

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $3,851,863)	3,853,577

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.2%

367,371	U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17(b) (Cost — $358,047)	396,473

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $36,446,438)	33,017,676

See Notes to Financial Statements.

14 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO 2008 ANNUAL REPORT

FACE
AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 10.8%
	U.S. Government Agency — 0.1%
$38,000	Federal National Mortgage Association (FNMA) Discount Notes, 1.820% due 12/15/08; (Cost — $37,567)(i)(j)	$37,510
	Repurchase Agreement — 10.7%
3,499,000	Morgan Stanley tri-party repurchase agreement dated 4/30/08, 1.950% due 5/1/08; Proceeds at maturity — $3,499,190; (Fully collateralized by U.S. government agency obligation, 5.000% due 12/14/18; Market value — $3,640,677) (Cost — $3,499,000)(b)	3,499,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,536,567)	3,536,510

	TOTAL INVESTMENTS — 111.9% (Cost — $39,983,005#)	36,554,186

	Liabilities in Excess of Other Assets — (11.9)%	(3,892,855)

	TOTAL NET ASSETS — 100.0%	$32,661,331

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.
(b)	All or a portion of this security is segregated for open futures contracts, written options and securities traded on a to-be-announced (“TBA”) basis.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is currently in default.
(g)	Illiquid security.
(h)	This security is traded on a TBA basis (See Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage
CDC	—	Capital Mortgage
CMB	—	Cash Management Bill
CMT	—	Constant Maturity Treasury
GMAC	—	General Motors Acceptance Corp.
GSAMP	—	Goldman Sachs Mortgage Corp.
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 15

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

SCHEDULE OF OPTIONS WRITTEN

		EXPIRATION	STRIKE
CONTRACTS	SECURITY	DATE	PRICE	VALUE
4	Eurodollar Futures, Put	3/16/09	$97.50	$7,000
	(Premium Received — $2,730)

See Notes to Financial Statements.

16 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2008

ASSETS:

Investments, at value (Cost — $36,484,005)	$33,055,186

Repurchase agreement, at value (Cost — $3,499,000)	3,499,000

Cash	318

Interest receivable	126,656

Principal paydown receivable	12,055

Receivable from broker — variation margin on open futures contracts	10,047

Prepaid expenses	948

Total Assets	36,704,210

LIABILITIES:

Payable for securities purchased	3,859,125

Payable for Fund shares repurchased	49,930

Investment management fee payable	11,563

Trustees’ fees payable	8,870

Options written, at value (premium received $2,730)	7,000

Distribution fees payable	2,698

Accrued expenses	103,693

Total Liabilities	4,042,879

TOTAL NET ASSETS	32,661,331

NET ASSETS:

Par value (Note 4)	$36

Paid-in capital in excess of par value	36,199,450

Undistributed net investment income	393,559

Accumulated net realized loss on investments, futures contracts and options written	(505,166)

Net unrealized depreciation on investments, futures contracts and options written	(3,426,548)

TOTAL NET ASSETS	$32,661,331

Shares Outstanding	3,597,991

Net Asset Value	$9.08

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 17

Statement of operations (unaudited)
For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Interest	$949,089

EXPENSES:

Investment management fee (Note 2)	97,046

Shareholder reports	60,071

Distribution fees (Note 2)	44,112

Legal fees	30,000

Audit and tax	12,463

Custody fees	1,195

Insurance	946

Trustees’ fees	522

Transfer agent fees	55

Miscellaneous expenses	4,082

Total Expenses	250,492

Less: Fee waivers and/or expense reimbursements (Note 2)	(74,934)

Fees paid indirectly (Note 1)	(68)

Net Expenses	175,490

NET INVESTMENT INCOME	773,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND OPTIONS WRITTEN (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions	175,173

Futures contracts	(163,888)

Options written	25,247

Net Realized Gain	36,532

Change in Net Unrealized Appreciation/Depreciation From:

Investments	(2,954,277)

Futures contracts	27,017

Options written	(4,262)

Change in Net Unrealized Appreciation/Depreciation	(2,931,522)

Net Loss on Investments, Futures Contracts and Options Written	(2,894,990)

DECREASE IN NET ASSETS FROM OPERATIONS	$(2,121,391)

See Notes to Financial Statements.

18 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited)
AND THE YEAR ENDED OCTOBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$773,599	$1,828,695

Net realized gain (loss)	36,532	(198,188)

Change in net unrealized appreciation/depreciation	(2,931,522)	(367,487)

Increase (Decrease) in Net Assets From Operations	(2,121,391)	1,263,020

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(1,750,000)	(1,800,003)

Decrease in Net Assets From Distributions to Shareholders	(1,750,000)	(1,800,003)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	1,673,430	5,890,286

Reinvestment of distributions	1,750,000	1,800,003

Cost of shares repurchased	(5,012,827)	(8,857,057)

Decrease in Net Assets From Fund Share Transactions	(1,589,397)	(1,166,768)

DECREASE IN NET ASSETS	(5,460,788)	(1,703,751)

NET ASSETS:

Beginning of period	38,122,119	39,825,870

End of period*	$32,661,331	$38,122,119

* Includes undistributed net investment income of:	$393,559	$1,369,960

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 19

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008[1]	2007	2006[2]	2005[2]	2004[2]	2003[2,3]
NET ASSET VALUE, BEGINNING OF PERIOD	$10.13	$10.28	$10.18	$10.10	$10.01	$10.00

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.23	0.49	0.42	0.24	0.09	0.01

Net realized and unrealized gain (loss)	(0.80)	(0.17)	(0.01)	(0.05)	0.03	—

Total income (loss) from operations	(0.57)	0.32	0.41	0.19	0.12	0.01

LESS DISTRIBUTIONS FROM:

Net investment income	(0.48)	(0.47)	(0.31)	(0.11)	(0.03)	—

Total distributions	(0.48)	(0.47)	(0.31)	(0.11)	(0.03)	—

NET ASSET VALUE, END OF PERIOD	$9.08	$10.13	$10.28	$10.18	$10.10	$10.01

Total return[4]	(5.81)%	3.21%	4.09%	1.87%	1.24%	0.10%

NET ASSETS, END OF PERIOD (MILLIONS)	$33	$38	$40	$38	$24	$11

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.42%[5]	1.22%[6]	1.03%	1.13%	1.31%	4.72%[5]

Net expenses[7,8]	0.99 [5,9]	0.92 [6]	0.87	0.98	1.00	1.00 [5]

Net investment income	4.38 [5]	4.62	3.98	2.49	1.19	0.87 [5]

PORTFOLIO TURNOVER RATE	26%[10]	130%[10]	45%[10]	12%	68%	3%

[1]	For the six months ended April 30, 2008 (unaudited).
[2]	Represents a share of capital stock outstanding prior to April 30, 2007.
[3]	For the period September 12, 2003 (inception date) to October 31, 2003.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Annualized.
[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.21% and 0.91%, respectively.
[7]	As a result of a contractual expense limitation, effective October 31, 2005 through February 28, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 1.00%. Prior to October 31, 2005 and effective March 1, 2007, the Fund had a 1.00% voluntary expense limitation that may be terminated at any time.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	There was no impact to the expense ratio as a result of fees paid indirectly.
[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 119% for the six months ended April 30, 2008 and 150% and 77% for the years ended October 31, 2007 and 2006, respectively.

See Notes to Financial Statements.

20 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Adjustable Rate Income Portfolio (the “Fund”) is a separate diversified series of the Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 21

Notes to financial statements (unaudited) continued

to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

22 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 23

Notes to financial statements (unaudited) continued

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(i) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(j) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

24 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.550%

Next $1 billion	0.525

Next $3 billion	0.500

Next $5 billion	0.475

Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2008, the Fund had a voluntary expense limitation in place of 1.00% of the Fund’s average daily net assets.

During the six months ended April 30, 2008, LMPFA waived a portion of its fee in the amount of $48,467.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”)

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 25

Notes to financial statements (unaudited) continued

shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

The Trust, on behalf of the Fund, has adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund shall pay a fee in the amount not to exceed 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The Trust has agreed to waive 0.15% of the Rule 12b-1 distribution plan fees for the Fund. For the six months ended April 30, 2008, Rule 12b-1 distribution plan fees of $26,467 were waived for the Fund.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments) were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$1,722,307	$41,634,334

Sales	1,027,817	43,667,259

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$119,763

Gross unrealized depreciation	(3,548,582)

Net unrealized depreciation	$(3,428,819)

26 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

At April 30, 2008, the Fund had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to Buy:
EuroDollar Futures	33	6/08	$7,958,803	$8,029,313	$70,510

EuroDollar Futures	1	9/08	240,580	243,275	2,695

EuroDollar Futures	1	12/08	240,730	242,750	2,020

EuroDollar Futures	24	3/09	5,851,382	5,819,700	(31,682)

EuroDollar Futures	1	6/09	240,205	242,075	1,870

EuroDollar Futures	1	9/09	239,868	241,638	1,770

U.S. Treasury Notes 2 Year Futures	31	6/08	6,619,764	6,593,313	(26,451)

					20,732

Contracts to Sell:
U.S. Treasury Notes 5 Year Futures	5	6/08	$561,889	$559,922	$1,967

U.S. Treasury Notes 10 Year Futures	30	6/08	3,458,217	3,474,375	(16,158)

					(14,191)

Net Unrealized Gain on Open Futures Contracts					$6,541

At April 30, 2008, the Fund held TBA securities with a total cost of $3,859,125.

During the six months ended April 30, 2008, written option transactions for the Fund were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Options written, outstanding October 31, 2007	11	$8,070

Options written	60	27,591

Options closed	(67)	(32,931)

Options written, outstanding April 30, 2008	4	$2,730

4.	Shares of beneficial interest
At April 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	SIX MONTHS ENDED	YEAR ENDED
	APRIL 30, 2008	OCTOBER 31, 2007
Shares sold	175,287	585,146

Shares issued on reinvestment	183,879	182,186

Shares repurchased	(524,289)	(879,736)

Net decrease	(165,123)	(112,404)

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 27

Notes to financial statements (unaudited) continued

5.	Capital loss carryforward
At October 31, 2007, the Fund had a net capital loss carryforward of approximately $551,437, of which $2,911 expires in 2011, $38,733 expires in 2012, $77,596 expires in 2013, $220,883 expires in 2014 and $211,314 expires in 2015. These amounts will be available to offset like amounts of any future taxable gains.

6.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in

28 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 29

Notes to financial statements (unaudited) continued

The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order

30 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

8.	Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report ï 31

Notes to financial statements (unaudited) continued

of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

9.	Recent accounting pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

32 ï Legg Mason Partners Variable Adjustable Rate Income Portfolio 2008 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
At a meeting of the Board of Trustees of Legg Mason Partners Variable Income Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Variable Adjustable Rate Income Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background
The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-
advisory agreement
The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the

Legg Mason Partners Variable Adjustment Rate Income Portfolio ï 33

Board approval of management and
subadvisory agreements (unaudited) continued

Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

34 ï Legg Mason Partners Variable Adjustment Rate Income Portfolio

Fund performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as short-intermediate investment-grade debt funds underlying variable insurance products by Lipper, showed, among other data, that the Fund’s performance for the 1- and 3-year periods ended June 30, 2007 was below the median. Management noted that there has been a change in the portfolio management team, effective December 2005, which was implemented in an attempt to improve the Fund’s results over time. Any potential impact of such changes was, therefore, not fully reflected in the Lipper materials. The Board noted the explanations from the Manager concerning the underperformance versus the peer group.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to improve performance.

Management fees and expense ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund

Legg Mason Partners Variable Adjustment Rate Income Portfolio ï 35

Board approval of management and
subadvisory agreements (unaudited) continued

including, where applicable, separate accounts. The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in the services required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as short-intermediate investment-grade funds and intermediate investment-grade funds underlying variable insurance products and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee and Actual Management Fee (which reflects a fee waiver) were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account the Manager’s discussion of the Fund’s expenses. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was

36 ï Legg Mason Partners Variable Adjustment Rate Income Portfolio

considered by the Board and determined not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted that if the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board determined that the management fee structure, including the breakpoints, was reasonable.

Other benefits to the manager and the subadviser
The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and the Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Partners Variable Adjustment Rate Income Portfolio ï 37

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Legg Mason Partners Variable Adjustable Rate Income Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PFPC Inc.
4400 Computer Drive
Westborough,
Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Adjustable Rate Income Portfolio
The Fund is a separate investment series of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Adjustable Rate Income Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04230 6/08 SR08-575

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Income Trust
Date: June 26, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Income Trust
Date: June 26, 2008

By:	/s/ Frances M. Guggino

(Frances M. Guggino) Chief Financial Officer of Legg Mason Partners Variable Income Trust
Date: June 26, 2008